Warrant liability (Tables)	12 Months Ended
Dec. 31, 2021
Warrant liability [Abstract]
Issuances of Warrants
For the year ended December 31, 2021, the Company has completed the following issuances of warrants:

	Private Placement	Public Bought Deal
Closing date	13-Jan-21	15-Jun-21
Warrants issued	7,750,000	11,500,000
Warrants strike price	$6.25	$6.25
Fair value of warrants issued	$4.22	$3.12
Warrants term	24 months	24 months
Warrant valuation assumptions
Valuation model	Black-Scholes	Black-Scholes
Expected life	2 years	2 years
Risk-free rate	0.16%	0.31%
Volatility	136%	138%
Dividend yield	0%	0%

Change in Warrant Liability
The change in warrant liability is as follows:

	Number of warrants	Weighted average exercise price
Balance, December 31, 2020	-	$-
Issued	19,250,000	3.56
Exercised	(4,089,999)	10.20
Balance, December 31, 2021	15,160,001	$7.46

Fair Value Conversion Feature Using Black-Scholes Option Pricing
The Black-Scholes model and the inputs used in determining the values of the warrants prior to the derecognition of financial liability warrants are as follows:

	Private Placement	Public Bought Deal

Fair value of warrants exercised	$3.45 - $15.10	$3.45 - $11.93
Warrant valuation assumptions
Expected life	1.1 years	1.5 years
Risk-free rate	0.31%	0.31%
Volatility	142% - 195%	139% - 165%
Dividend yield	0%	0%